Property, furniture and equipment, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture and equipment, net
8.
Property, furniture and equipment, net
(a)
The movement of property, furniture and equipment and depreciation for the years ended December 31, 2024, 2023 and 2022, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	Assets and work-in- progress	Buildings and facilities	Furniture and equipment	Total 2024	Total 2023	Total 2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	125,822	612,818	890,797	1,216	43,206	300,926	17,641	1,992,426	1,864,977	1,826,051
Acquisition of Izipay, Note 1(b)	—	—	—	—	—	—	—	—	—	90,079
Additions	—	21,317	55,931	558	26,913	105,860	—	210,579	183,546	168,214
Transfers	6,058	10,837	16,573	—	(33,468)	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	12,193	(10,643)
Disposals, write-offs and others (d)	(20,286)	(27,696)	(44,104)	(226)	(311)	(34,800)	(1,844)	(129,267)	(68,290)	(208,724)
Balance as of December 31	111,594	617,276	919,197	1,548	36,340	371,986	15,797	2,073,738	1,992,426	1,864,977
Depreciation
Balance as of January 1	—	(325,467)	(628,758)	(1,058)	—	(215,132)	(17,179)	(1,187,594)	(1,073,545)	(1,010,933)
Depreciation of the year	—	(19,794)	(91,004)	(139)	—	(47,434)	(385)	(158,756)	(156,023)	(133,825)
Transfer to (from) investment property, Note 3.4(n)	—	—	—	—	—	—	—	—	—	1,286
Disposals, write-offs and others (d)	—	15,723	38,816	219	—	30,443	1,843	87,044	41,974	69,927
Balance as of December 31	—	(329,538)	(680,946)	(978)	—	(232,123)	(15,721)	(1,259,306)	(1,187,594)	(1,073,545)

Net book value	111,594	287,738	238,251	570	36,340	139,863	76	814,432	804,832	791,432
(b)
Financial entities in Peru are prohibited from pledging their fixed assets.
(c)
Management periodically reviews the residual values, useful life and the depreciation method to ensure they are consistent with the economic benefits and life expectation of property, furniture and equipment. In Management’s opinion, there is no evidence of impairment in property, furniture and equipment as of December 31, 2024, 2023 and 2022.
(d)
During 2024, transactions include the sale of diverse properties, performed by Interbank to third parties, for US$12,090,000 (equivalent to approximately S/45,462,000), with a net disposal cost of S/32,583,000. The gain generated from these sales amounted to S/12,879,000, and was recorded as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income; see Note 21.

During 2023, transactions include the sale of a property, performed by Interbank to a third party, for US$8,552,000 (equivalent to approximately S/32,667,000), with a net disposal cost of S/17,367,000. The gain generated from the sale amounted to S/15,300,000, and was recorded as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income; see Note 21.

During 2022, transactions include the sale of a land lot, performed by Interbank to a related entity, for US$14,100,000 (equivalent to approximately S/54,313,000), with a net disposal cost of S/44,374,000. The gain generated from the sale amounted to S/9,939,000, and was recorded as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income; see Note 21. Additionally, includes the sale of two land lots from Interseguro to a related entity, recorded as financial lease according to IFRS 16. This sale implied the derecognition of a right-of-use asset, net of depreciation, for S/59,051,000, alongside a derecognition of a right-of-use liability for S/77,305,000), generating a net disposal cost of S/18,253,000 and a gain amounting to S/1,841,000, presented as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income; see Note 21.

(e) The following table shows the carrying amounts of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2024	2023
	S/(000)	S/(000)
As of January 1	90,513	112,581
Additions	105,860	35,900
Interest expenses, Note 19(a)	7,627	5,562
Disposals	(4,908)	(5,433)
Exchange differences	102	(279)
Payments	(55,391)	(57,818)
As of December 31	143,803	90,513

As of December 31, 2024 and 2023, the amortization schedule of these obligations is as follows:

	2024	2023
	S/(000)	S/(000)
2024	—	2,709
2025	35,544	31,956
2026	33,011	20,801
2027	23,621	17,669
2028 onwards	51,627	17,378
Total	143,803	90,513

The following table shows the amounts recognized in the consolidated statement of income:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	47,819	49,305	53,134
Interest expenses of lease liabilities, Note 19(a)	7,627	5,562	9,283
Expenses related to short-term and low-value assets leases (included in administrative expenses, see Note 24 (c))	5,317	9,643	10,958
Total amount recognized in the consolidated statement of income	60,763	64,510	73,375

During year 2024, the Group paid leases for approximately S/82,644,000 (S/89,334,000 during year 2023).